Label	Element	Value
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.90%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $647.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $477.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $763.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.30%)
Pacer Swan SOS Conservative (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.50%
Pacer Swan SOS Conservative (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.90%)
Pacer Swan SOS Conservative (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%